CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 65,510,625	$ 8,570,864	$ 3,538,407
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	174,384	92,224	61,392
Deferred tax	415,623	135,641	(366,498)
Share-based compensation	1,828,868
Accrued interest on loans receivable	(525,914)
Changes in operating assets and liabilities:
Prepayments and other current assets	3,111,369	(2,456,342)	(972,276)
Accrued expenses and other current liabilities	2,464,363	(2,562,903)	1,177,828
Taxes payable	14,743,689	2,170,343	1,534,277
Liabilities from risk reserve fund guarantee		2,287,537	1,872,509
Amounts due to related parties		(47,620)	179,803
NET CASH PROVIDED BY OPERATING ACTIVITIES	87,723,007	8,189,744	7,025,442
CASH FLOWS FROM INVESTING ACTIVITIES:
Originated loans disbursement to third parties	(34,714,361)
Loans collection from third parties	7,546,600
Acquisitions of property, equipment and software	(456,030)	(287,765)	(120,461)
NET CASH USED IN INVESTING ACTIVITIES	(27,623,791)	(287,765)	(120,461)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from IPO	43,273,702
Capital contributions by shareholders		1,487	7,601,048
Capital contributions by NCI	4,507,205
Purchase of shares from NCI	(4,609,830)
Proceeds from private placement offering		2,000,000
Amounts due from related parties		(5,945,298)	(10,009,630)
Repayments from related parties	4,345,181	8,232,457	2,651,848
NET CASH PROVIDED BY FINANCING ACTIVITIES	47,516,258	4,288,646	243,266
EFFECT OF EXCHANGE RATE CHANGE ON CASH	5,774,718	(777,286)	(283,992)
NET INCREASE IN CASH	113,390,192	11,413,339	6,864,255
CASH - beginning of year	19,232,275	7,818,936	954,681
CASH - end of year	132,622,467	19,232,275	$ 7,818,936
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	$ 1,016,958	300,601
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Risk reserve liability balance paid to third party insurance company by Hexin Group on behalf of the Company		$ 4,893,590